28. SHARE-BASED COMPENSATION PLANS (Details 3) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Plans
Operating expenses	CAD 2,856	CAD 5,770	CAD 5,369